UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: Preferred and Corporate Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

Preferred Securities

                                                      Face
Industry+                                           Amount  Capital Trusts                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 13.0%                       $ 2,000,000  Cullen Frost Capital Trust I, 4.88% due 3/01/2034 (a)     $   2,059,478
                                                 8,000,000  Dresdner Funding Trust I, 8.151% due 6/30/2031 (c)            9,921,672
                                                 5,000,000  First Chicago NBD Institutional Capital I, 4.243%
                                                            due 2/01/2027 (a)                                             4,696,425
                                                   910,000  First Empire Capital Trust II, 8.277% due 6/01/2027             989,652
                                                   450,000  First Security Capital I, 8.41% due 12/15/2026                  488,265
                                                 1,400,000  Firstar Capital Trust I Series B, 8.32% due 12/15/2026        1,516,767
                                                 3,000,000  Hubco Capital Trust I Series B, 8.98% due 2/01/2027           3,296,889
                                                 1,500,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028          1,650,000
                                                 3,500,000  Mizuho JGB Investment LLC, 9.87% (a)(b)(c)                    3,924,673
                                                 2,000,000  SB Treasury Co. LLC, 9.40% (a)(b)(c)                          2,217,654
                                                                                                                      -------------
                                                                                                                         30,761,475
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                            910,000  MBNA Capital A, 8.278% due 12/01/2026                           982,800
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.3%            3,000,000  Farm Credit Bank of Texas Series 1, 7.561% (a)(b)             3,194,640
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%                        2,000,000  Southern Co. Capital Trust I, 8.19% due 2/01/2037             2,146,998
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.1%                             9,000,000  AGL Capital Trust I Series B, 8.17% due 6/01/2037             9,843,777
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 27.5%                                6,990,000  AON Corp., 8.205% due 1/01/2027                               8,067,634
                                                 9,000,000  AXA, 8.60% due 12/15/2030                                    12,066,282
                                                 8,510,000  Ace Capital Trust II, 9.70% due 4/01/2030                    11,308,607
                                                 9,110,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (c)             9,568,379
                                                 6,000,000  Mangrove Bay Pass-Through Trust, 6.102%
                                                            due 7/15/2033 (a)(c)                                          6,034,260
                                                10,000,000  Markel Capital Trust I Series B, 8.71% due 1/01/2046         10,754,310
                                                   915,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (c)               954,895
                                                 5,000,000  QBE Insurance Group Ltd., 5.647% due 7/01/2023 (a)(c)         5,003,815
                                                 1,400,000  Zurich Capital Trust I, 8.376% due 6/01/2037 (c)              1,507,335
                                                                                                                      -------------
                                                                                                                         65,265,517
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.6%       1,200,000  Dominion Capital Trust I, 7.83% due 12/01/2027                1,317,780
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.6%               2,000,000  KN Capital Trust III, 7.63% due 4/15/2028                     2,298,964
                                                 8,000,000  Pemex Project Funding Master Trust, 7.375%
                                                            due 12/15/2014                                                8,840,000
                                                 2,000,000  Phillips 66 Capital Trust II, 8% due 1/15/2037                2,165,180
                                                                                                                      -------------
                                                                                                                         13,304,144
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 8.2%                1,465,000  Dime Capital Trust I Series A, 9.33% due 5/06/2027            1,613,675
                                                 6,735,000  Greenpoint Capital Trust I, 9.10% due 6/01/2027               7,428,207
                                                   760,000  ML Capital Trust I, 9.875% due 3/01/2027                        830,874
                                                 5,900,000  Sovereign Capital Trust, 9% due 4/01/2027                     6,315,914
                                                 3,000,000  Webster Capital Trust I, 9.36% due 1/29/2027 (c)              3,270,000
                                                                                                                      -------------
                                                                                                                         19,458,670
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Capital Trusts   (Cost - $138,617,492) - 61.6%        146,275,801
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Shares
                                                      Held  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.3%                              24,000  Goldman Sachs Group, Inc. Series A, 3.91%                       597,600
                                                   280,000  Lehman Brothers Holdings, Inc., 6.50%                         7,254,800
                                                                                                                      -------------
                                                                                                                          7,852,400
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.2%                            104,800  Banco Santander Central Hispano SA, 6.41%                     2,668,208
                                                 4,000,000  Barclays Bank Plc, 6.278%                                     4,080,000
                                                    34,687  First Republic Bank, 6.25%                                      868,261
                                                     1,176  First Tennessee Bank NA, 3.90%                                1,158,728
                                                    42,000  Provident Financial Group, Inc., 7.75%                        1,161,300
                                                                                                                      -------------
                                                                                                                          9,936,497
-----------------------------------------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

Preferred Securities

                                                    Shares
Industry+                                             Held  Preferred Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.0%              215,000  CIT Group, Inc. Series A, 6.35%                           $   5,419,075
                                                    80,000  Cobank ACB, 7%                                                4,154,320
                                                                                                                      -------------
                                                                                                                          9,573,395
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%                           20,000  Duquesne Light Co., 6.50%                                     1,049,000
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.7%                               320,000  Southern Union Co., 7.55%                                     8,720,000
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                                   120,000  ACE Ltd. Series C, 7.80%                                      3,222,000
                                                   318,000  Metlife, Inc. Series B, 6.50%                                 7,880,453
                                                                                                                      -------------
                                                                                                                         11,102,453
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%                              36,000  Pacific Gas & Electric Co. Series A, 6%                         937,800
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 7.2%                  305,000  Fannie Mae, 7%                                               16,908,438
                                                     6,000  Fannie Mae Series L, 5.125%                                     262,200
                                                                                                                      -------------
                                                                                                                         17,170,638
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 2.6%           4,720  Centaur Funding Corp., 9.08%                                  6,228,925
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Preferred Stocks   (Cost - $68,778,279) - 30.6%        72,571,108
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 20.6%               63,800  Alexandria Real Estate Equities, Inc. Series C, 8.375%        1,682,406
                                                   400,000  CBL & Associates Properties, Inc. Series C, 7.75%            10,400,000
                                                   400,000  CarrAmerica Realty Corp. Series E, 7.50%                     10,356,000
                                                    46,000  Duke Realty Corp. Series K, 6.50%                             1,161,040
                                                       610  First Industrial Realty Trust, Inc., 6.236%                     609,238
                                                   425,000  HRPT Properties Trust Series B, 8.75%                        11,487,750
                                                   192,000  Health Care Property Investors, Inc. Series F, 7.10%          4,897,920
                                                    44,000  Health Care REIT, Inc. Series F, 7.625%                       1,117,877
                                                   120,000  iStar Financial, Inc. Series I, 7.50%                         3,078,000
                                                            PS Business Parks, Inc.:
                                                    18,400       Series K, 7.95%                                            480,240
                                                    16,000       Series M, 7.20%                                            398,501
                                                    80,000  Public Storage, Inc. Series X, 6.45%                          2,016,000
                                                    14,800  Regency Centers Corp., 7.25%                                    380,175
                                                    36,800  Vornado Realty Trust Series E, 7%                               947,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Real Estate Investment Trusts
                                                            (Cost - $47,789,750) - 20.6%                                 49,012,747
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Face
                                                    Amount  Trust Preferreds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.9%                     $ 2,050,000  RC Trust I, 7% due 5/15/2006                                  2,087,158
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%                        4,060,000  Comed Financing III, 6.35% due 3/15/2033                      4,293,393
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.4%                            10,000,000  Southwest Gas Capital II, 7.70% due 9/15/2043                10,454,766
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.6%                                 4,000,000  ABN AMRO North America Capital Funding Trust II,
                                                            3.465% (a)(b)(c)                                              3,920,735
                                                 2,250,000  Lincoln National Capital VI Series F, 6.75%
                                                            due 9/11/2052                                                 2,348,042
                                                                                                                      -------------
                                                                                                                          6,268,777
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.4%                5,500,000  Countrywide Financial Corp., 1.50% due 4/01/2033              5,665,866
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Trust Preferreds (Cost - $27,636,175) - 12.1%          28,769,960
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Preferred Securities
                                                            (Cost - $282,821,696) - 124.9%                              296,629,616
-----------------------------------------------------------------------------------------------------------------------------------

Fixed-Income Securities

                                                            Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 7.3%                              10,000,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031        12,817,460
                                                 5,000,000  General Motors Corp., 7.70% due 4/15/2016                     4,525,000
                                                                                                                      -------------
                                                                                                                         17,342,460
-----------------------------------------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2005                       (U.S. dollars)

Fixed-Income Securities

                                                      Face
Industry+                                           Amount  Corporate Bonds                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.3%                  $ 5,000,000  Sealed Air Corp., 6.875% due 7/15/2033 (c)                $   5,445,325
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.2%            2,000,000  Ford Motor Credit Co., 7% due 10/01/2013                      1,943,044
                                                 3,000,000  General Motors Acceptance Corp., 8% due 11/01/2031            2,910,006
                                                 5,000,000  Sigma Finance Corp., 6.297% due 8/15/2011 (d)                 5,000,000
                                                                                                                      -------------
                                                                                                                          9,853,050
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 5.8%    5,000,000  France Telecom SA, 8.75% due 3/01/2031                        6,885,780
                                                 5,000,000  Sprint Capital Corp., 8.75% due 3/15/2032                     6,880,340
                                                                                                                      -------------
                                                                                                                         13,766,120
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.4%                        5,000,000  Energy East Corp., 6.75% due 9/15/2033                        5,712,450
-----------------------------------------------------------------------------------------------------------------------------------
Media - 8.5%                                     3,000,000  Comcast Corp., 7.05% due 3/15/2033                            3,488,085
                                                 8,000,000  Liberty Media Corp., 8.25% due 2/01/2030                      8,072,328
                                                 2,000,000  TCI Communications, Inc., 8.75% due 8/01/2015                 2,515,818
                                                 5,000,000  Time Warner, Inc., 7.625% due 4/15/2031                       6,160,900
                                                                                                                      -------------
                                                                                                                         20,237,131
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.9%                2,000,000  Residential Capital Corp., 6.875% due 6/30/2015 (c)           2,082,100

-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 2.9%       5,000,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031             6,907,685
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Corporate Bonds   (Cost - $75,964,478) - 34.3%         81,346,321
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                 7,032,000  Mexico Government International Bond, 5.875%
                                                            due 1/15/2014                                                 7,197,252
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Foreign Government Obligations                          7,197,252
                                                            (Cost - $6,961,680) - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Fixed-Income Securities                                88,543,573
                                                            (Cost - $82,926,158) - 37.3%
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations* -  0.4%             1,000,000  Freddie Mac, 3.345% due 8/23/2005                               997,983
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities (Cost - $997,983) - 0.4%            997,983
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts  Put Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                                                     1,000  U.S. Treasury Bond Future, expiring August 2005 at
                                                            $109, Broker Greenwich Capital Markets, Inc.                    109,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Put Options Purchased
                                                            (Premiums Paid - $238,115) - 0.0%                               109,375
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $366,983,952**) - 162.6%                                                                      386,280,547

Liabilities in Excess of Other Assets - (5.1%)                                                                          (12,131,902)

Preferred Stock, at Redemption Value - (57.5%)                                                                         (136,543,134)
                                                                                                                      -------------
Net Assets Applicable to Common Stock - 100.0%                                                                        $ 237,605,511
                                                                                                                      =============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine such industry sub-classifications for reporting ease.

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

* Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments, including options, as of July 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $368,529,473
                                                                   ============
      Gross unrealized appreciation                                $ 20,347,119
      Gross unrealized depreciation                                  (2,596,045)
                                                                   ------------
      Net unrealized appreciation                                  $ 17,751,074
                                                                   ============

(a)   Floating rate note.
(b)   The security is a perpetual bond and has no definite maturity date.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Restricted securities as to resale, representing 2.1% of net assets, were as follows:

                                                 Acquisition
      Issue                                          Date          Cost           Value
      ------------------------------------------------------------------------------------
      Sigma Finance Corp., 6.297% due 8/15/2011    2/13/2004    $ 5,000,000    $ 5,000,000
      ------------------------------------------------------------------------------------

      Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------
                                                                  Net           Interest
      Affiliate                                                 Activity         Income
      ----------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                                  $ (1,944,332)     $ 25,512
      ----------------------------------------------------------------------------------

      Swaps outstanding as of July 31, 2005 were as follows:

      --------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                                                                               Notional      Appreciation
                                                                                                Amount      (Depreciation)
      --------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.13% and pay a floating rate based on
      3-month USD LIBOR

      Broker, Citibank N.A
      Expires May 2008                                                                       $  8,500,000    $    (72,621)

      Receive a fixed rate of 4.099% and pay a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A
      Expires June 2008                                                                      $  8,500,000         (80,118)

      Bought credit default protection on General Motors Acceptance Corp. and pay 6.90%

      Broker, Lehman Brothers Special Finance
      Expires June 2010                                                                      $  1,010,000        (140,738)

      Sold credit default protection on General Motors Acceptance Corp. and receive 6.375%

      Broker, JPMorgan Chase Bank
      Expires June 2010                                                                      $  1,010,000         119,480

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

      --------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                                                                               Notional      Appreciation
                                                                                                Amount      (Depreciation)
      --------------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 4.902% and receive a floating rate based on
      3-month USD LIBOR

      Broker, UBS Warburg
      Expires October 2010                                                                   $ 40,000,000    $   (530,440)

      Receive a fixed rate of 4.1275% and pay a floating rate based on 3-month USD LIBOR

      Broker, Deutsche Bank AG, London
      Expires February 2012                                                                  $ 50,000,000      (1,124,262)

      Receive a fixed rate of 4.14% and pay a floating rate based on 3-month USD LIBOR

      Broker, Lehman Brothers Special Finance
      Expires February 2012                                                                  $ 50,000,000      (1,088,484)

      Receive a fixed rate of 4.683% and pay a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires January 2015                                                                   $  4,720,000          (7,969)

      Pay a fixed rate of 4.6275% and receive a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A
      Expires June 2015                                                                      $ 10,000,000          69,591

      Pay a fixed rate of 4.5165% and receive a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A
      Expires July 2015                                                                      $ 10,000,000         158,324

      Pay a fixed rate of 5.104% and receive a floating rate based on 3-month USD LIBOR

      Broker, JPMorgan Chase Bank
      Expires September 2015                                                                 $ 40,000,000      (1,127,360)

      Pay a fixed rate of 5.662% and receive a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires September 2015                                                                 $110,000,000      (8,507,070)

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

      --------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                                                                               Notional      Appreciation
                                                                                                Amount      (Depreciation)
      --------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 5.085% pay a floating rate based on
      3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2020                                                                     $ 33,500,000    $    831,266

      Pay a fixed rate of 5.26405% and receive a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires July 2025                                                                      $ 20,520,000        (697,971)

      Pay a fixed rate of 5.258% and receive a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires September 2025                                                                 $102,500,000      (4,293,930)

      Receive a fixed rate of 5.256% and pay a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires January 2035                                                                   $ 14,100,000         667,771

      Receive a fixed rate of 5.225% and pay a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2035                                                                     $ 60,500,000       2,538,481

      Receive a fixed rate of 4.962% and pay a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A
      Expires May 2035                                                                       $  3,550,000           5,481

      Receive a fixed rate of 4.855% and pay a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A
      Expires June 2035                                                                      $  3,550,000         (53,192)

      Pay a fixed rate of 5.088% and receive a floating rate based on 3-month USD LIBOR

      Broker, Lehman Brothers Special Finance
      Expires September 2035                                                                 $ 18,000,000        (346,302)
      --------------------------------------------------------------------------------------------------------------------
      Total                                                                                                  $(13,680,063)
                                                                                                             ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred and Corporate Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: September 23, 2005


By: /s/ Donald C. Burke
    ----------------------------------------------------
    Donald C. Burke,
    Chief Financial Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: September 23, 2005